                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2005
                                               ---------------------------

Check here if Amendment             [  ] Amendment Number:
                                                                  --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SAB Capital Management, LP
            ------------------------------------------
Address:    712 Fifth Avenue, 42nd Floor
            ------------------------------------------
            New York, NY 10019
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Jackelow
          --------------------------------------------
Title:    Chief Financial Officer
          --------------------------------------------
Phone:    212-457-8010
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ BRIAN JACKELOW                  New York, NY               February 14, 2006
---------------------  --------------------------------------  -----------------
     (Signature)                   (City, State)                    (Date)

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       1
                                              ----------------------

Form 13F Information Table Entry Total:                 42
                                              ----------------------

Form 13F Information Table Value Total:          1,237,162           (thousands)
                                              ----------------------



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.        Form 13F File Number       Name
         -----       --------------------       -------------------------

           1         28-06341                   SAB Capital Advisors, LLC


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
                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
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NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EAGLE
 OUTFITTERS NE       COM         02553E106        63,396   2,758,749   SH             DEFINED         1      2,758,749   0       0
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL
 GROUP INC           COM         026874107        90,412   1,325,100   SH             DEFINED         1      1,325,100   0       0
------------------------------------------------------------------------------------------------------------------------------------
ATP OIL & GAS
 CORP                COM         00208J108        25,907     700,000   SH             DEFINED         1        700,000   0       0
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED
 MEDICAL
 OPTICS INC          COM         00763M108        99,823   2,388,100   SH             DEFINED         1      2,388,100   0       0
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN
 EXPRESS
 CO                  COM         025816109        57,121   1,110,000   SH             DEFINED         1      1,110,000   0       0
------------------------------------------------------------------------------------------------------------------------------------
BEARINGPOINT
 INC                 COM         074002106        23,580   3,000,000   SH             DEFINED         1      3,000,000   0       0
------------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP         COM         151313103        16,043     930,000   SH             DEFINED         1        930,000   0       0
------------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE
 FINANCIAL
 CORP                COM         222372104        47,169   1,379,600   SH             DEFINED         1      1,379,600   0       0
------------------------------------------------------------------------------------------------------------------------------------
CHARTER
 COMMUNICATIONS
 INC D              CL A         16117M107        24,305  19,922,444   SH             DEFINED         1     19,922,444   0       0
------------------------------------------------------------------------------------------------------------------------------------
COOPER COS
 INC               COM NEW       216648402         7,439     145,000   SH             DEFINED         1        145,000   0       0
------------------------------------------------------------------------------------------------------------------------------------
DUN &
 BRADSTREET
 CORP DEL NE         COM         26483E100         4,125      61,600   SH             DEFINED         1         61,600   0       0
------------------------------------------------------------------------------------------------------------------------------------
DPL INC              COM         233293109        20,379     783,500   SH             DEFINED         1        783,500   0       0
------------------------------------------------------------------------------------------------------------------------------------
DORAL FINL
 CORP                COM         25811P100         6,360     600,000   SH             DEFINED         1        600,000   0       0
------------------------------------------------------------------------------------------------------------------------------------
ENTERASYS
 NETWORKS
 INC                 COM         293637104         1,630     122,761   SH             DEFINED         1        122,761   0       0
------------------------------------------------------------------------------------------------------------------------------------
EXELON CORP          COM         30161N101        26,570     500,000   SH             DEFINED         1        500,000   0       0
------------------------------------------------------------------------------------------------------------------------------------
FINISH LINE
 INC                CL A         317923100        31,444   1,805,048   SH             DEFINED         1      1,805,048   0       0
------------------------------------------------------------------------------------------------------------------------------------
HEALTH NET
 INC                 COM         42222G108         9,465     183,600   SH             DEFINED         1        183,600   0       0
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UNITEDHEALTH
 GROUP INC           COM         91324P102         7,739     124,549   SH             DEFINED         1        124,549   0       0
------------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN
 CORP                COM         447011107        17,986   1,044,500   SH             DEFINED         1      1,044,500   0       0
------------------------------------------------------------------------------------------------------------------------------------
KKR FINL
 CORP                COM         482476306         8,453     352,353   SH             DEFINED         1        352,353   0       0
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON
 INC                 COM         524901105        61,964     517,700   SH             DEFINED         1        517,700   0       0
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HELEN OF
 TROY
 CORP LTD            COM         G4388N106         4,648     288,514   SH             DEFINED         1        288,514   0       0
------------------------------------------------------------------------------------------------------------------------------------
NIKE INC             CL B        654106103        47,735     550,000   SH             DEFINED         1        550,000   0       0
------------------------------------------------------------------------------------------------------------------------------------
B&G FOODS
 INC NEW       UNIT 99/99/9999   05508R205        14,045     967,300   SH             DEFINED         1        967,300   0       0
------------------------------------------------------------------------------------------------------------------------------------
COINMACH
 SERVICE
 CORP          UNIT 99/99/9999   19259W107         7,153     458,548   SH             DEFINED         1        458,548   0       0
------------------------------------------------------------------------------------------------------------------------------------
NORTHSTAR
 RLTY
 FIN CORP            COM         66704R100        26,329   2,583,800   SH             DEFINED         1      2,583,800   0       0
------------------------------------------------------------------------------------------------------------------------------------
PHH CORP           COM NEW       693320202        83,592   2,983,300   SH             DEFINED         1      2,983,300   0       0
------------------------------------------------------------------------------------------------------------------------------------
PXRE GROUP
 LTD                 COM         G73018106        53,856   4,155,594   SH             DEFINED         1      4,155,594   0       0
------------------------------------------------------------------------------------------------------------------------------------
RHODIA          SPONSORED ADR    762397107        13,914   6,594,500   SH             DEFINED         1      6,594,500   0       0
------------------------------------------------------------------------------------------------------------------------------------
SCOTTISH RE
 GROUP LTD           ORD         G7885T104        36,386   1,482,100   SH             DEFINED         1      1,482,100   0       0
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SOURCECORP           COM         836167106           945      39,388   SH             DEFINED         1         39,388   0       0
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SOUTHERN
 UN CO NEW           COM         844030106        48,533   2,053,877   SH             DEFINED         1      2,053,877   0       0
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STEWART &
 STEVENSON
 SVCS INC            COM         860342104         5,105     241,600   SH             DEFINED         1        241,600   0       0
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PFSWEB INC           COM         717098107           451     367,000   SH             DEFINED         1        367,000   0       0
------------------------------------------------------------------------------------------------------------------------------------
TLC VISION
 CORP                COM         872549100         8,460   1,311,600   SH             DEFINED         1      1,311,600   0       0
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TERRA INDS
 INC                 COM         880915103        52,062   9,296,700   SH             DEFINED         1      9,296,700   0       0
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TRIAD
 HOSPITALS
 INC                 COM         89579K109        61,658   1,571,700   SH             DEFINED         1      1,571,700   0       0
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UNISOURCE
 ENERGY
 CORP                COM         909205106        64,640   2,071,800   SH             DEFINED         1      2,071,800   0       0
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USI HLDGS
 CORP                COM         90333H101        17,843   1,295,800   SH             DEFINED         1      1,295,800   0       0
------------------------------------------------------------------------------------------------------------------------------------
WCI CMNTYS
 INC                 COM         92923C104         7,733     288,000   SH             DEFINED         1        288,000   0       0
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WELLPOINT
 INC                 COM         94973V107        20,267     254,000   SH             DEFINED         1        254,000   0       0
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ISHARES TR       RUSSELL 2000    464287955        10,500      20,000  PUT             DEFINED         1         20,000   0       0
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